PROPERTY AND EQUIPMENT, NET (Details Narrative) (USD $)	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013
Depreciation expense	$ 65,855	$ 86,272
Lower Range [Member]
Estimated useful life of property and equipment	3 years
Upper Range [Member]
Estimated useful life of property and equipment	20 years